Regulator File No.

84-01100

In accordance with Rule 202 of Regulation S-T, this amendment to Form TA-1 is being filed in paper pursuant to a continuing hardship exemption.

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10031794

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-1

...ISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION ... TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):
   - ☐ Comptroller of the Currency
   - ☐ Board of Governors of the Federal Reserve System
   - ☐ Federal Deposit Insurance Corporation
   - ☒ Securities and Exchange Commission

RECEIVED 2010 AUG -3 PM 4:43 SEC / TM

2. Filing Status of this form (check one):
   - ☐ Registration
   - ☒ Amendment to Registration

3. a. Full name of registrant:
   Goldman, Sachs & Co.

   Previous name, if being amended:
   N/A

   b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
   900050

   c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

   e. Telephone Number: (Include Area Code)
   312-655-4400

   d. Mailing address, if different from response to Question 3c.
   N/A

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es):
   Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5)
   Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: August 2, 2010

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

		Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form: [signature]	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Robert Allan Mass**	Date Executed (Month/Day/Year): August 2, 2010

Regulator/File No. 84-01100	**SEC Supplement to Form TA-1**	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:
Goldman, Sachs & Co.

1. **If registrant is a:**
   - ☐ Corporation – Complete Schedule A
   - ☐ Partnership – Complete Schedule B
   - ☐ Sole Proprietorship – Complete Schedule C
   - ☐ Other (specify):__________ - Complete Section C

2. **Does any person or entity not named in Schedules A, B or C:**
   (a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.. Yes ☐ No ☐

   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)
   (b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?.. Yes ☐ No ☐

   (If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. **Definitions:**

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?.. Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? .... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?.......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?.. Yes ☐ No ☐

Regulator/File No.

84-01100 **Supplement to Form TA-1**
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted?.................................. ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities?... ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical?

☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes?

☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted?

☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity?

☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities?

☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant?

☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission?

☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules?

☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business?

☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities?

☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☐ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item?

☒ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate?

☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it?

☐ Yes ☐ No

4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1 For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 08/02/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.			
		Ending		

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 08/02/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 08/02/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3G	10 Civ. 4429 On June 3, 2010, The Police and Fire Retirement System of the City of Detroit filed a putative securities law class action in the United States District Court for the Southern District of New York against Goldman, Sachs & Co. (the "Firm") and related corporate entities. The complaint alleges that GS Mortgage Securities Corp. allegedly issued false and misleading offering documents. The complaint alleges violations of Sections 11 and 15 of the Securities Act of 1933, however it does not allege fraud or intentional wrongdoing. The complaint seeks compensatory damages, equitable relief and costs and attorneys' fees. *The Police and Fire Retirement System of the City of Detroit v. Goldman, Sachs & Co., et. al.*, 10 Civ. 4429 (S.D.N.Y. filed June 3, 2010).
3G	10 Civ. 4537 On June 9, 2010, Basis Yield Alpha Fund (Master), a hedge fund based in the Cayman Islands investing in corporate and structured credit, filed a civil action in the United States District Court for the Southern District of New York against the Firm and related corporate entities. The complaint alleges that the Basis Yield hedge fund entered into a credit default swap with Goldman Sachs International in June 2007 on the basis of inaccurate or incomplete information. The complaint alleges violations of Section 10(b) of the Securities Exchange Act of 1934 and Exchange Act Rule 10b-5, common law fraud and fraudulent concealment. The complaint seeks compensatory damages estimated to be not less than $56 million and punitive damages. *Basis Yield Alpha Fund (Master) v. Goldman Sachs Group, Inc., et al.* 10 Civ. 4537 (S.D.N.Y. June 9, 2010).
3G	10 Civ. 4786 On June 18, 2010, plaintiff filed a putative securities law class action in the United States District Court for the Southern District of New York, seeking to represent a class consisting of all purchasers of Goldman Sachs Group, Inc. common stock between December 14, 2006 and June 9, 2010. The Complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, stemming from the alleged inadequacy of the firm's public disclosures related to various activities in the CDO market and an SEC investigation that led to a SEC civil action initiated on April 16, 2010. *Louis Gold, Individually and on Behalf of All Others Similarly Situated v. Goldman Sachs Group, Inc., Lloyd C. Blankfein, David A. Viniar and Gary D. Cohn*, 10 Civ. 4786 (S.D.N.Y. filed June 18, 2010).
3E(2)	FINRA File No. 20090168185-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that, during the period from February 2, 2009 through May 14, 2009, the Firm: (i) submitted certain electronic blue sheets that did not include the ticker symbol, in alleged violation of FINRA Rules 8211 and 8213 and (ii) that the Firm's supervisory system did not include adequate written supervisory procedures concerning the validation of data on blue sheet submissions, in alleged violation of FINRA Rule 2010 and NASD Rule 3010. Without admitting or denying the allegations, the Firm entered into a Letter of Acceptance, Waiver and Consent ("AWC") which was accepted by FINRA on June 4, 2010, and on June 17, 2010, the Firm submitted a wire in payment of a fine in the amount of $22,500. According to the terms of the AWC, the Firm agreed to revise its written supervisory procedures concerning the validation of data on Blue Sheet submissions.

3E(2)	CME File No. 10-06959 In a routine examination of Goldman Sachs Execution & Clearing, L.P. ("GSEC"), CME Group Market Regulation ("CME") made findings that, on February 23 and February 24, 2010, GSEC did not collect and/or time stamp certain client trading documents within the prescribed time period and that certain documents contained at least one data entry error, each in alleged violation of Chicago Mercantile Exchange Inc. Rule 536.F. On June 7, 2010, CME fined GSEC $5,000 for alleged violations of Rule 536.F, and on June 14, 2010, GSEC submitted a wire in payment of the fine.
3D(1); 3D(2)	Alabama Securities Commission, No. CO-2010-0034 Various state regulators, including the Alabama Securities Commission, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Alabama Securities Commission on June 21, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $1,181,331.82 to the Alabama Securities Commission, which amount was paid on June 30, 2010.
3D(1); 3D(2)	Georgia Office of the Secretary of State, Securities and Business Regulation Division, Case No. ENSC-01520 Various state regulators, including the Georgia Office of the Secretary of State, Securities and Business Regulation Division, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Georgia Office of the Secretary of State, Securities and Business Regulation Division on June 29, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $986,271.87 to the Georgia Office of the Secretary of State, Securities and Business Regulation Division, which amount was paid on July 1, 2010.
3D(1); 3D(2)	Maine Department of Professional & Financial Regulation, Office of Securities, Case No. 10-0043 Various state regulators, including the Maine Department of Professional & Financial Regulation, Office of Securities, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Maine Department of Professional & Financial Regulation, Office of Securities on June 21, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $52,907.93 to the Maine Department of Professional & Financial Regulation, Office of Securities, which amount was paid on June 30, 2010.

3D(1); 3D(2)	Mississippi Secretary of State's Office, Securities and Charities Division, S-10-0047 Various state regulators, including the Securities and Charities Division of the Mississippi Secretary of State's Office, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Securities and Charities Division of the Mississippi Secretary of State's Office on June 22, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $49,382.88 to the Securities and Charities Division of the Mississippi Secretary of State's Office, which amount was paid on June 30, 2010.
3D(1); 3D(2)	Montana State Auditor's Office, Commissioner of Securities and Insurance, Case No. SEC-2010-43 Various state regulators, including the Commissioner of Securities and Insurance, Office of the Montana State Auditor, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Commissioner of Securities and Insurance, Office of the Montana State Auditor on June 24, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $81,980.58 to the Commissioner of Securities and Insurance, Office of the Montana State Auditor, which amount was paid on June 30, 2010.
3D(1); 3D(2)	Nevada Secretary of State Securities Division, Case No. I10-124 Various state regulators, including the Nevada Secretary of State Securities Division, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Nevada Secretary of State Securities Division on June 21, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $278,460.65 to the Nevada Secretary of State Securities Division, which amount was paid on July 1, 2010.
3D(1); 3D(2)	North Dakota Securities Department Various state regulators, including the North Dakota Securities Department, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the North Dakota Securities Department on June 22, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $45,000.00 to the North Dakota Securities Department, which amount was paid on June 30, 2010.

3D(1); 3D(2)	Puerto Rico Office of Financial Institutions, Matter No. C10-V-004 Various state regulators, including the Office of Financial Institutions of Puerto Rico, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Office of Financial Institutions of Puerto Rico on June 23, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $45,000.00 to the Office of Financial Institutions of Puerto Rico, which amount was paid on June 30, 2010.
3E(2)	NASDAQ File No. 20070093367-01 The NASDAQ Stock Market LLC ("NASDAQ") alleged that, in violation of Nasdaq Rules 2110 and 3010, GSEC's supervisory system did not include written supervisory procedures concerning the prevention of erroneous orders and transactions and the filing of clearly erroneous transaction complaints that provided for: (1) the identification of the person(s) responsible for supervision; (2) a statement of the supervisory step(s) to be taken by the identified person(s); (3) a statement as to how often such person(s) should take such step(s); and (4) a statement as to how the completion of the step(s) included in the written supervisory procedures should be documented. Without admitting or denying the allegations/findings, GSEC submitted an AWC which was accepted by NASDAQ on June 28, 2010. GSEC consented to a censure and a fine in the amount of $10,000. Upon receipt of the fine payment notification letter from NASDAQ, GSEC will submit payment of the fine. In addition, according to the terms of the AWC, GSEC agreed to revise its written supervisory procedures concerning the prevention of erroneous orders and transactions and the filing of clearly erroneous transaction complaints so that such procedures will provide for: (1) the identification of the person(s) responsible for supervision; (2) a statement of the supervisory step(s) to be taken by the identified person(s); (3) a statement as to how often such person(s) should take such step(s); and (4) a statement as to how the completion of the step(s) included in the written supervisory procedures should be documented.